Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other assets
Recoverable taxes	$ 201,522	$ 183,628
Advances to third parties	19,942	2,472
Prepaid expenses	11,678	8,556
Judicial deposits receivable	7,281	9,230
Miscellaneous other assets	45,288	39,429
Total other assets	285,711	243,315
Current assets	140,984	122,857
Non-current assets	144,727	$ 120,458
Peru
Other assets
Advances to third parties	9,408
Brazil
Other assets
Advances to third parties	$ 8,825